Nature of Operations and Summary of Significant Accounting Policies - Summary of Revisions to Previously Reported Financial Information (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		9 Months Ended			11 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Dec. 15, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues	$ 1,704	$ 11,115	$ 8,873			$ 33,827	$ 24,280		$ 32,578	$ 33,555
Labor and Related Expenses	$ 321	$ 2,504	$ 1,848			$ 6,988	4,834		$ 6,269	7,167
Total Operating Expenses										30,506
Restaurant Sales [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues										23,183
As Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues				$ 15,864	$ 17,518		24,939	$ 25,336		34,227
Labor and Related Expenses				3,463	3,880		5,482	5,784		7,839
Total Operating Expenses				14,930	15,021		24,832	23,181		31,178
Other Operating Expenses							4,575
As Reported [Member] | Restaurant Sales [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues				12,097	11,977		18,892	17,641		23,855
Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues				(315)	(294)		(441)	(477)		(672)
Labor and Related Expenses				(315)	(294)		(409)	(477)		(672)
Total Operating Expenses				(315)	(294)		(441)	(477)		(672)
Other Operating Expenses							(32)
Adjustment [Member] | Restaurant Sales [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues				(315)	(294)		(441)	(477)		$ (672)
As Restated [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues				15,549	17,224		24,498	24,859
Labor and Related Expenses				3,148	3,586		5,073	5,307
Total Operating Expenses				14,615	14,727		24,391	22,704
Other Operating Expenses							4,543
As Restated [Member] | Restaurant Sales [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues				$ 11,782	$ 11,683		$ 18,451	$ 17,164